Net Interest Income_Details Of Interest Income And Interest Expense(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans And Receivables Category Member [Member]
Disclosure Of Financial Instruments Line Items [Line Items]
Interest Income On Impaired Financial Assets Accrued	₩ 54,235,000,000	₩ 60,212,000,000	₩ 73,290,000,000
Financial Investment Member [Member]
Disclosure Of Financial Instruments Line Items [Line Items]
Interest Income On Impaired Financial Assets Accrued	₩ 0	₩ 226,000,000	₩ 235,000,000